CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Contract liabilities [abstract]
SCHEDULE OF CONTRACT LIABILITIES
	2025	2024
	USD	USD
Contract liabilities	258,096	2,774,460